Loans and Debentures - Schedule of Loans (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loans	R$ 2,975,503,000	R$ 3,287,427,000
Current position	295,914,000	405,643,000
Non-current position	2,679,589,000	2,881,784,000
Fair value of designated derivatives	(256,982,000)
Finance lease [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	9,422
Working capital [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	(266,404,000)
Hedge noncurrent position [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	(256,982,000)
US Dollars [member] | Purchase of aircraft [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 100,042,000	124,361,000
US Dollars [member] | Purchase of aircraft [member] | Bottom of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.55%
US Dollars [member] | Purchase of aircraft [member] | Top of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	4.00%
US Dollars [member] | Finance lease [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 949,891,000	1,108,265,000
Fair value of designated derivatives	R$ 9,422,000
US Dollars [member] | Finance lease [member] | Bottom of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.05%
US Dollars [member] | Finance lease [member] | Top of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	5.96%
US Dollars [member] | Finance lease [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%
US Dollars [member] | Senior Notes 1 [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 1,656,947,000	1,377,078,000
Fair value of designated derivatives	R$ (266,404,000)
US Dollars [member] | Senior Notes 1 [member] | Bottom of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	0.88%
US Dollars [member] | Senior Notes 1 [member] | Top of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	5.90%
US Dollars [member] | Working capital [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	R$ (266,404,000)
Brazil, Brazil Real [member] | Purchase of aircraft [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 192,861,000	258,432,000
Brazil, Brazil Real [member] | Purchase of aircraft [member] | Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	6.00%
Brazil, Brazil Real [member] | Purchase of aircraft [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	6.50%
Brazil, Brazil Real [member] | Purchase of aircraft [member] | Top of range [member] | SELIC rates [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.46%
Brazil, Brazil Real [member] | Finance lease [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 2,386,000	7,235,000
Brazil, Brazil Real [member] | Finance lease [member] | Bottom of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	3.97%
Brazil, Brazil Real [member] | Finance lease [member] | Top of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	4.91%
Brazil, Brazil Real [member] | Working capital [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 73,376,000	R$ 412,056,000
Brazil, Brazil Real [member] | Working capital [member] | Bottom of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	125.00%
Brazil, Brazil Real [member] | Working capital [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%
Brazil, Brazil Real [member] | Working capital [member] | Top of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	126.00%